UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:	FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 08/31/2011

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2011 (Unaudited)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value
Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2B, 0.45%, 11/25/35	USD	279	$264,895
BA Credit Card Trust, Series 2008-A7, Class A7, 0.91%, 12/15/14		1,000	1,005,319
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.72%, 2/25/35		270	200,231
Chase Issuance Trust, Series 2007-A9, Class A9, 0.24%, 6/16/14		2,200	2,198,386
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33		384	375,187
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4, 5.21%, 2/25/36		700	396,950
Discover Card Master Trust, Series 2009-A1, Class A1, 1.51%, 12/15/14		1,000	1,009,694
Morgan Stanley ABS Capital I, Series 2005-WMC1, Class M2, 0.95%, 1/25/35		150	124,339
Morgan Stanley Capital, Inc., Series 2003-HE1, Class M1, 1.42%, 5/25/33		340	275,508
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.48%, 10/25/35		145	135,344
Structured Asset Securities Corp., Series 2005-SC1, Class 1A1, 0.49%, 5/25/31 (b)		458	224,703
Total Asset-Backed Securities – 3.6%			6,210,556

Common Stocks (c)	Shares
Automobiles — 0.0%
General Motors Co.	649	15,595

Common Stocks (c)	Shares	Value
Media — 0.0%
Dex One Corp.	2,135	$3,032
Total Common Stocks – 0.0%		18,627

Corporate Bonds	Par (000)
Auto Components — 0.1%
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	USD	200	211,250
Biotechnology — 0.5%
Gilead Sciences, Inc., 4.50%, 4/01/21		800	857,830
Capital Markets — 2.8%
Credit Suisse:
2.20%, 1/14/14		500	501,756
4.38%, 8/05/20		500	491,115
The Goldman Sachs Group, Inc.:
5.25%, 7/27/21		500	506,905
6.75%, 10/01/37		500	474,612
KKR Group Finance Co., 6.38%, 9/29/20 (b)		200	212,791
Lazard Group LLC, 6.85%, 6/15/17		500	562,561
MF Global Holdings, Ltd., 6.25%, 8/08/16		500	501,225
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	726,471
Morgan Stanley:
6.00%, 4/28/15		300	313,996
5.50%, 1/26/20		100	99,200
5.50%, 7/28/21		300	299,529
			4,690,161
Chemicals — 0.3%
Ineos Finance Plc, 9.00%, 5/15/15 (b)		100	101,250
Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		100	87,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BHAC	Berkshire Hathaway Assurance Corp.
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NPFGC	National Public Finance Guarantee Corp.
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

FDP SERIES, INC.	AUGUST 31, 2011	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
RPM International, Inc., 6.25%, 12/15/13	USD	50	$53,893
RPM United Kingdom G.P., 6.70%, 11/01/15 (b)		200	224,493
			466,636
Commercial Banks — 2.3%
Banco do Brasil SA, 5.88%, 1/26/22 (b)		1,000	1,002,500
CIT Group, Inc., 7.00%, 5/02/17 (b)		200	197,500
Discover Bank, 8.70%, 11/18/19		400	471,359
HSBC Bank Brasil SA – Banco Multiplo, 4.00%, 5/11/16 (b)		200	199,000
HSBC Finance Corp., 6.68%, 1/15/21 (b)		300	289,986
HSBC Holdings Plc, 6.50%, 9/15/37		400	399,343
HSBK Europe BV, 7.25%, 5/03/17		400	409,000
Regions Financial Corp., 7.75%, 11/10/14		200	198,500
Royal Bank of Scotland Group Plc, 6.40%, 10/21/19		500	504,043
SVB Financial Group, 5.38%, 9/15/20		300	309,847
			3,981,078
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		300	296,034
Computers & Peripherals — 0.3%
Hewlett-Packard Co., 4.30%, 6/01/21		500	519,336
Construction Materials — 0.1%
Cemex SAB de C.V. (b)(d):
3.25%, 3/15/16		125	88,125
3.75%, 3/15/18		125	86,875
			175,000
Consumer Finance — 0.6%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	686,087
Ford Motor Credit Co. LLC:
5.00%, 5/15/18	USD	150	145,576
8.13%, 1/15/20		100	111,765
			943,428
Diversified Financial Services — 2.3%
Ally Financial, Inc., 7.50%, 9/15/20		100	98,250
Bank of America Corp., 3.75%, 7/12/16		1,200	1,184,607
Citigroup, Inc., 5.00%, 9/15/14		400	410,758
General Electric Capital Corp., Series G, 6.00%, 8/07/19		500	562,591
JPMorgan Chase & Co.:
1.05%, 1/24/14 (a)		500	497,055
4.25%, 10/15/20		700	714,834

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Moody’s Corp., 5.50%, 9/01/20	USD	400	$429,295
			3,897,390
Diversified Telecommunication Services — 1.2%
CenturyLink, Inc., 6.45%, 6/15/21		600	584,270
Frontier Communications Corp.:
8.25%, 4/15/17		100	104,000
8.50%, 4/15/20		100	104,750
Intelsat Jackson Holdings SA, 7.50%, 4/01/21 (b)		100	96,750
Telecom Italia Capital SA:
4.95%, 9/30/14		250	246,393
7.00%, 6/04/18		500	515,578
Verizon New York, Inc.:
Series A, 6.88%, 4/01/12		300	310,075
Series B, 7.38%, 4/01/32		100	117,793
			2,079,609
Electric Utilities — 0.1%
Georgia Power Co., 5.40%, 6/01/40		100	109,742
Energy Equipment & Services — 0.4%
Compagnie Generale de Geophysique - Veritas, 6.50%, 6/01/21 (b)		100	94,000
Weatherford International Ltd., 7.00%, 3/15/38		600	667,720
			761,720
Food & Staples Retailing — 0.9%
CVS Caremark Corp., 5.75%, 6/01/17		300	345,330
The Kroger Co., 6.15%, 1/15/20		500	596,876
Rite Aid Corp.:
9.75%, 6/12/16		100	107,375
8.00%, 8/15/20		100	105,000
Woolworths Ltd., 4.00%, 9/22/20 (b)		300	310,832
			1,465,413
Food Products — 1.5%
Bunge Ltd. Finance Corp.:
5.88%, 5/15/13		300	316,165
5.10%, 7/15/15		400	427,919
Corn Products International, Inc., 4.63%, 11/01/20		300	311,440
DEAN FOODS Co. 12/18 FIXED 9.75, 9.75%, 12/15/18		100	102,250
Kraft Foods, Inc., 5.38%, 2/10/20		800	908,639
Pinnacle Foods Finance LLC, 8.25%, 9/01/17		100	101,500

FDP SERIES, INC.	AUGUST 31, 2011	2

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food Products (concluded)
Sigma Alimentos SA de C.V., 5.63%, 4/14/18(b)	USD	200	$204,000
Wm. Wrigley Jr. Co., 3.05%, 6/28/13 (b)		200	204,606
			2,576,519
Health Care Providers & Services — 1.4%
Coventry Health Care, Inc., 6.30%, 8/15/14		750	828,847
McKesson Corp., 4.75%, 3/01/21		600	671,921
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	956,519
			2,457,287
Hotels, Restaurants & Leisure — 0.2%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		300	323,250
MGM Mirage, 6.63%, 7/15/15		100	90,000
Station Casinos, Inc. (c)(e):
6.88%, 3/01/16		150	15
7.75%, 8/15/16		100	10
			413,275
IT Services — 0.2%
VeriFone Holdings, Inc., 1.38%, 6/15/12 (b)(d)		285	305,306
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		100	38,500
11.50%, 10/01/20 (b)		100	84,500
15.00%, 4/01/21 (b)		100	64,000
			187,000
Industrial Conglomerates — 0.0%
Hutchison Whampoa International (03/33), Ltd., 7.45%, 11/24/33 (b)		50	64,532
Insurance — 0.4%
Aflac, Inc., 8.50%, 5/15/19		100	124,134
PRICOA Global Funding I, 5.45%, 6/11/14 (b)		300	330,104
Willis Group Holdings Plc, 5.75%, 3/15/21		200	207,114
			661,352
Media — 1.5%
Clear Channel Communications, Inc., 9.00%, 3/01/21		200	161,000
DIRECTV Holdings LLC, 4.60%, 2/15/21		200	209,355
Intelsat Luxemburg SA, 11.25%, 6/15/16		50	52,250
Myriad International Holding BV, 6.38%, 7/28/17 (b)		100	107,500
News America, Inc., 7.25%, 5/18/18		400	466,252

Corporate Bonds	Par (000)		Value
Media (concluded)
Time Warner, Inc., 6.10%, 7/15/40	USD	200	$215,932
Time Warner Cable, Inc., 6.75%, 7/01/18		700	824,363
Viacom, Inc., 3.50%, 4/01/17		500	517,325
			2,553,977
Metals & Mining — 0.9%
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		200	202,636
Rio Tinto Finance USA Ltd., 4.13%, 5/20/21		1,000	1,051,013
Teck Resources Ltd., 4.50%, 1/15/21		300	306,000
			1,559,649
Multi-Utilities — 0.8%
CenterPoint Energy, Inc., 6.50%, 5/01/18		300	356,512
CenterPoint Energy Resources Corp., 6.13%, 11/01/17		200	236,062
Dominion Resources, Inc., 6.40%, 6/15/18		600	727,474
			1,320,048
Oil, Gas & Consumable Fuels — 2.9%
CNPC HK Overseas Capital, Ltd., 5.95%, 4/28/41 (b)		200	215,564
Canadian Natural Resources Ltd., 5.90%, 2/01/18		500	591,229
Chesapeake Energy Corp., 6.63%, 8/15/20		200	209,000
ENI SpA, 4.15%, 10/01/20 (b)		300	298,423
Energy Transfer Equity LP, 7.50%, 10/15/20		100	102,500
Enogex LLC, 6.25%, 3/15/20 (b)		400	459,173
Enterprise Products Operating LLC:
5.20%, 9/01/20		100	109,220
7.03%, 1/15/68 (a)		200	202,000
Gaz Capital for Gazprom, 6.21%, 11/22/16 (b)		500	545,000
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)		200	197,000
Plains Exploration & Production Co., 6.63%, 5/01/21		200	200,750
SandRidge Energy, Inc., 8.75%, 1/15/20		100	100,500
Valero Energy Corp., 9.38%, 3/15/19		800	1,039,466
Woodside Finance Ltd., 4.50%, 11/10/14 (b)		600	645,830
			4,915,655
Paper & Forest Products — 0.1%
NewPage Corp., 11.38%, 12/31/14 (c)(e)		100	88,000

FDP SERIES, INC.	AUGUST 31, 2011	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.9%
Boston Properties LP, 5.63%, 11/15/20	USD	100	$110,294
ERP Operating LP, 5.75%, 6/15/17		500	565,242
HCP, Inc., 6.70%, 1/30/18		500	554,109
KimCo Realty Corp., 6.88%, 10/01/19		200	229,359
			1,459,004
Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc., 7.63%, 6/01/15		100	96,250
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.:
9.25%, 4/15/18 (b)		75	78,938
10.75%, 8/01/20		134	140,365
			219,303
Tobacco — 0.6%
Altria Group, Inc., 9.70%, 11/10/18		500	660,810
Reynolds American, Inc., 7.63%, 6/01/16		350	421,756
			1,082,566
Transportation Infrastructure — 0.2%
DP World Ltd., 6.85%, 7/02/37 (b)		380	368,600
Total Corporate Bonds – 24.0%			40,782,950

Floating Rate Loan Interests (a)
Aerospace & Defense — 0.1%
TransDigm, Inc., Term Loan B, 4.00%, 2/14/17		246	236,250
Building Products — 0.1%
Goodman Global, Inc., Initial Term Loan, 5.75%, 10/28/16		156	153,221
Chemicals — 0.3%
Ashland, Inc., Term B Loan, 3.75%, 8/23/18		128	125,534
Nalco Co., Term Loan B-1, 4.50%, 10/05/17		128	126,778
Rockwood Specialties Group, Inc., Term Loan, 3.75%, 2/10/18		305	296,892
			549,204

Floating Rate Loan Interests (a)	Par (000)			Value
Commercial Services & Supplies — 0.4%
ARAMARK Corp.:
Synthetic LC, 1.91%, 1/26/14	USD	—	(i)	$116
Term Loan B Extend, 3.50%, 7/26/16		220		206,149
Extended Synthetic LC, 3.29%, 7/26/16		14		13,558
Term Loan B, 2.12%, 1/26/14		2		1,439
Diversey, Inc. (FKA Johnson Diversey, Inc.), Tranche B Dollar Term Loan, 4.00%, 11/24/15		182		179,293
Interactive Data Corp., Term Loan B, 4.50%, 2/11/18		116		110,136
KAR Auction Services, Inc. (Adesa), Term Loan, 5.00%, 5/19/17		281		266,970
				777,661
Consumer Finance — 0.0%
MoneyGram Payment Systems Worldwide, Inc., Term Loan, 4.50%, 11/18/17		69		65,728
Containers & Packaging — 0.2%
Graham Packaging Co., LP, Term Loan C, 6.75%, 4/05/14		70		69,680
Reynolds Group Holdings, Inc.:
Tranche C Term Loan, 5.25%, 8/09/18		173		165,825
Tranche B Term Loan, 6.50%, 2/09/18		140		133,636
				369,141
Diversified Consumer Services — 0.3%
Visant Corporation (Jostens), Term Loan B, 5.25%, 12/22/16		517		468,987
Diversified Financial Services — 0.2%
MSCI, Inc., Term Loan B, 3.75%, 3/9/17		114		110,888
TransUnion LLC, Term Loan, 4.75%, 2/10/18		199		188,674
				299,562
Diversified Telecommunication Services — 0.3%
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		475		454,909
Food & Staples Retailing — 0.3%
SUPERVALU, Inc., Term Loan B-2, 3.47%, 10/05/15		464		431,578
Food Products — 0.2%
Dean Foods Co., 2016 Tranche B Term Loan, 3.25%, 4/02/16		10		9,523

FDP SERIES, INC.	AUGUST 31, 2011	4

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Food Products (concluded)
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	USD	331	$311,813
			321,336
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc.:
Delayed Draw Term Loan, 3.47%, 4/28/15		243	227,806
Parent Term Loan, 3.47- 3.50%, 4/28/15		59	55,451
			283,257
Health Care Providers & Services — 0.8%
Community Health Systems, Inc., Extended Term Loan, 3.72%- 3.82%, 1/25/17		453	413,668
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		156	151,350
HCA, Inc.:
Term Loan B-1, 2.50%, 11/18/13		50	48,292
Tranche B-2 Term Loan, 3.50%, 3/31/17		392	368,953
Universal Heath Services, Inc., New Tranche B Term Loan, 4.00%, 11/15/16		484	460,769
			1,443,032
Hotels, Restaurants & Leisure — 0.4%
Ameristar Casinos, Inc., B Term Loan, 4.00%, 4/14/18		144	137,972
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16		466	441,139
DineEquity, Inc., Term B-1 Loan, 4.25%, 10/19/17		103	99,095
			678,206
IT Services — 0.1%
Fidelity National Information Services, Inc., Term Loan B, 5.25%, 7/18/16		136	134,072
SunGard Data Systems, Inc., Tranche B US Term Loan, 3.84%-3.89%, 2/28/16		130	122,955
			257,027
Machinery — 0.2%
RBS Global Inc., (Rexnord), Tranche B-1 Term B Loan, 2.75%-2.81%, 7/22/13		213	203,299
Terex Corp., US Term Loan, 5.50%, 4/28/17		77	75,913
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16		137	131,908
			411,120

Floating Rate Loan Interests (a)	Par (000)			Value
Media — 0.3%
CSC Holdings, Inc.:
Incremental Term Loan B-2, 1.97%, 3/29/16	USD	59		$56,165
Incremental Term Loan B-3, 1.97%, 3/29/16		55		52,971
Cinemark USA, Inc., Extended Term Loan, 4/30/16		100		96,000
Regal Cinemas Corp., Term Loan, 3.25%, 8/23/17		150		142,220
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17		148		142,780
UPC Financing Partnership, Term Loan T, 3.69%, 12/31/16		82		75,501
				565,637
Metals & Mining — 0.2%
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17		154		147,630
Walter Energy, Inc., B Term Loan, 4.00%, 4/01/18		117		111,953
				259,583
Pharmaceuticals — 0.2%
WC Luxco Sarl, Term B-3 Loan, 4.25%, 3/15/18		88		84,383
Warner Chilcott Corp. LLC:
Term B-1 Loan, 4.25%, 3/15/18		128		122,579
Term B-2 Loan, 4.25%, 3/15/18		64		61,370
				268,332
Road & Rail — 0.2%
The Hertz Corp.:
Credit Linked Deposit, 1.00%, 3/11/18		82		75,665
Tranche B Term Loan, 3.75%, 3/11/18		200		189,026
				264,691
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18		95		90,508
Total Floating Rate Loan Interests – 5.1%				8,648,970

Foreign Agency Obligations
Argentina Bonos, 0.44%, 8/03/12 (a)		45		42,896
Australia Government Bond, Series 123, 5.75%, 4/15/12	AUD	970		1,048,391
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17	BRL	2,800	(f)	1,646,765
Export-Import Bank of Korea, 8.13%, 1/21/14	USD	195		220,634

FDP SERIES, INC.	AUGUST 31, 2011	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)			Value
Hungary Government International Bond, 3.88%, 2/24/20	EUR	40		$48,295
Ireland Government Bond:
4.00%, 1/15/14		27		35,293
4.60%, 4/18/16		38		46,945
4.50%, 10/18/18		21		24,438
4.40%, 6/18/19		33		37,649
5.90%, 10/18/19		49		59,668
4.50%, 4/18/20		10		11,030
5.00%, 10/18/20		7		7,815
5.40%, 3/13/25		55		59,629
Israel Government Bond, 4.00%, 3/30/12	ILS	215		61,658
Israel Government Bond - Fixed:
5.00%, 3/31/13		168		49,179
3.50%, 9/30/13		383		111,150
Korea Treasury Bond:
3.00%, 12/10/13	KRW	210,000		194,773
Series 1112, 4.75%, 12/10/11		647,310		608,962
Series 1206, 4.00%, 6/10/12		2,877,500		2,708,108
Series 1209, 5.25%, 9/10/12		340,000		324,295
Series 1212, 4.25%, 12/10/12		660,000		624,351
Series 1303, 5.25%, 3/10/13		9,900		9,512
Lithuania Government International Bond (b):
6.75%, 1/15/15	USD	130		142,740
7.38%, 2/11/20		310		360,065
Malaysia Government Bond:
3.83%, 9/28/11	MYR	3,870		1,298,932
Series 0109, 2.51%, 8/27/12		685		228,692
Series 0309, 2.71%, 2/14/12		40		13,424
Series 2/03, 4.24%, 2/07/18		2,250		783,238
Series 5/06, 3.72%, 6/15/12		150		50,662
Mexican Bonos:
9.00%, 12/20/12	MXN	4,600	(g)	393,705
Series M, 9.00%, 6/20/13		4,080	(g)	355,959
Series MI 10, 8.00%, 12/19/13		9,080	(g)	790,143
New South Wales Treasury Corp.:
Series 12, 6.00%, 5/01/12	AUD	1,700		1,838,368
Series 813, 5.50%, 8/01/13		90		98,632
Peru Government Bond, 7.84%, 8/12/20	PEN	615	(h)	260,590
Philippine Government Bond:
Series 3-19, 5.25%, 1/07/13	PHP	2,510		62,003
Series 5-65, 5.75%, 2/21/12		1,390		33,589
Series 7-43, 8.75%, 3/03/13		4,850		125,938
Series R3-7, 5.25%, 9/24/12	PHP	460		11,304
Poland Government Bond:
4.08%, 7/25/13	PLN	2,490		796,738

Foreign Agency Obligations	Par (000)		Value
Poland Government Bond:
Series 0113, 3.97%, 1/25/13 (p)	PLN	770	$251,716
Series 0412, 4.75%, 4/25/12		2,765	961,168
Series 0414, 5.75%, 4/25/14		1,810	645,413
Series 1013, 5.00%, 10/24/13		1,105	387,923
Poland Government International Bond, 6.38%, 7/15/19	USD	340	390,660
Queensland Treasury Corp.:
6.00%, 8/21/13	AUD	190	209,687
Series 13, 6.00%, 8/14/13		70	77,564
Republic of Ghana, 8.50%, 10/04/17 (b)	USD	100	113,300
Republic of Hungary:
3.50%, 7/18/16		20	25,854
4.38%, 7/04/17		45	59,400
5.75%, 6/11/18		95	133,302
6.25%, 1/29/20		150	155,775
Russian Foreign Bond Eurobond, 7.50%, 3/31/30 (j)		537	642,413
Russian Government International Bond, 7.50%, 3/31/30 (b)(j)		311	371,908
South Africa Government International Bond, 5.88%, 5/30/22		700	817,250
Sweden Government Bond, 5.50%, 10/08/12	SEK	10,500	1,727,752
Swedish Government Bond, 1.50%, 8/30/13		8,850	1,407,757
Ukraine Government International Bond, 7.95%, 2/23/21 (b)	USD	200	207,250
United Kingdom Gilt:
3.25%, 12/07/11	GBP	151	246,913
5.00%, 3/07/12		847	1,406,706
5.25%, 6/07/12		47	79,021
Socialist Republic of Vietnam, 6.75%, 1/29/20 (b)	USD	320	332,800
Venezuela Government International Bond, 10.75%, 9/19/13		80	79,600
Western Australia Treasury Corp.:
Series 12, 5.50%, 7/17/12	AUD	205	221,580
Series 13, 8.00%, 6/15/13		110	125,445
Total Foreign Agency Obligations – 15.7%			26,704,315

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.5%
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 1.10%, 11/25/34 (a)	USD	143	101,851

FDP SERIES, INC.	AUGUST 31, 2011	6

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J8, Class 3A3, 5.50%, 12/25/34	USD	94	$94,509
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.49%, 10/25/35 (a)		257	168,956
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 2.71%, 11/25/34 (a)		270	250,005
Series 2007-3, Class 3A1, 5.50%, 4/25/22		240	247,775
			863,096
Commercial Mortgage-Backed Securities — 3.6%
Banc of America Commercial Mortgage, Inc., 5.70%, 7/10/46		500	470,820
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.96%, 11/15/15 (a)(b)		485	432,193
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class AJ, 5.70%, 7/10/46 (a)		570	419,574
Bear Stearns Commercial Mortgage Securities (a):
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		600	469,250
Series 2006-T24, Class AM, 5.57%, 10/12/41		500	455,481
Series 2006-T24, Class B, 5.66%, 10/12/41 (b)		148	94,911
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM, 5.89%, 12/10/49 (a)		146	132,529
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class AJ, 5.40%, 7/15/44 (a)		665	552,737
Series 2006-CD3, Class AJ, 5.69%, 10/15/48		425	226,866
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class A2, 0.38%, 10/15/21 (a)(b)		159	146,741
GMAC Commercial Mortgage Securities, Inc., Series 2005- C1, Class B, 4.94%, 5/10/43		750	454,634
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)		539	575,485

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp., Series 2005- GG5, Class B, 5.53%, 4/10/37 (a)	USD	350	$145,341
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.19%, 12/25/34 (a)		178	127,997
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.64%, 12/12/44 (a)		400	372,006
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB17, Class AM, 5.46%, 12/12/43		300	265,946
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, 5.45%, 9/15/39 (a)		500	387,035
Wachovia Bank Commercial Mortgage Trust, Series 2007- WHL8, Class A1, 0.29%, 6/15/20 (a)(b)		407	353,063
			6,082,609
Total Non-Agency Mortgage-Backed Securities – 4.1%			6,945,705

Other Interests (k)	Beneficial Interest (000)
Automobiles — 0.0%
General Motors	7	2,665
Total Other Interests – 0.0%		2,665

Preferred Securities

Capital Trusts	Par (000)
Commercial Banks — 1.3%
Bank of America Corp., Series M, 8.13%, (a)(l)	300	283,650
Fifth Third Capital Trust IV, 6.50%, (a)(l)	500	463,750
Wachovia Capital Trust III, 5.57%, (a)(l)	750	656,250
Wells Fargo Capital XIII, Series GMTN, 7.70%, (a)(l)	300	303,000
Wells Fargo Capital XV, 9.75%, (a)(l)	550	567,875
		2,274,525

FDP SERIES, INC.	AUGUST 31, 2011	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Capital Trusts (concluded)

Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40	USD	100	$101,319
Diversified Financial Services — 0.8%
JPMorgan Chase & Co., 7.90%, (a)(l)		575	609,897
JPMorgan Chase Capital XXII, 6.45%, 1/15/87		700	693,655
			1,303,552
Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66		600	546,141
Total Capital Trusts – 2.5%			4,225,537

Preferred Stocks	Shares
Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 8.13%	3,800	77,331
Total Preferred Stocks – 0.0%		77,331
Total Preferred Securities – 2.5%		4,302,868

Taxable Municipal Bonds	Par (000)

California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	USD	190	206,963
City & County of San Francisco California, GO, Build America Bonds, 5.93%, 6/15/28		265	299,787
City of Chicago Illinois, Refunding RB, Second Lien, 5.25%, 11/01/38		250	256,463
City of Tulare California, RB, Build America Bonds (AGM), 8.75%, 11/15/44		125	132,461
County of King Washington, RB, 5.13%, 1/01/41		1,050	1,110,407
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38		50	53,251
Metropolitan Water District of Southern California, RB, Series C, 4.75%, 7/01/36		240	244,550
New York City Industrial Development Agency, 11.00%, 3/01/29 (b)		100	124,476
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43		475	520,975
5.50%, 6/15/43		475	527,459
New York City Transitional Finance Authority, RB, Future Tax Secured, Series C, 5.00%, 11/01/39		1,180	1,249,301

Taxable Municipal Bonds	Par (000)		Value
San Bernardino Community College District, GO, Election 2002, Series C (AGM), 5.00%, 8/01/27	USD	555	$578,527
San Marcos Public Facilities Authority, Tax Allocation Bonds, Series 2 & 3-C (BHAC), 5.00%, 8/01/38		560	567,991
Southwest Higher Education Authority, RB, Southern Methodist University Project, 5.00%, 10/01/41		1,425	1,469,018
State of California, GO, Refunding:
Various Purpose (NPFGC), 4.50%, 12/01/32		385	358,997
Various Purpose, Series 1 (AGM), 4.75%, 9/01/31		375	376,508
State of California, GO, Various Purpose:
6.00%, 3/01/33		1,000	1,128,320
6.00%, 4/01/38		500	545,035
State of California, GO, Various Purpose:
6.00%, 11/01/39		210	229,662
State of Illinois, GO, 5.88%, 3/01/19		495	530,402
Total Taxable Municipal Bonds – 6.2%			10,510,553

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.6%
Fannie Mae, 5.38%, 6/12/17		1,000	1,209,433
Freddie Mac:
2.88%, 2/09/15		2,000	2,147,236
6.25%, 7/15/32		800	1,089,289
			4,445,958
Collateralized Mortgage Obligations — 1.2%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.47%, 2/25/37 (a)		1,019	1,012,437
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		1,000	1,105,863
			2,118,300
Mortgage-Backed Securities — 22.4%
Fannie Mae Mortgage-Backed Securities:
1.60%, 5/01/33		14	14,311
1.81%, 10/01/32		143	148,097
2.19%, 4/01/35		21	21,442
2.21%, 4/01/35		275	285,658
2.61%, 9/01/34		553	571,743
4.50%, 12/01/99 (m)		6,715	7,094,555
5.00%, 8/01/35 - 12/01/99 (m)		7,997	8,617,612
5.50%, 11/01/34 - 3/01/36		4,518	5,000,164
6.00%, 6/01/21 - 12/01/99 (m)		4,567	5,071,281
6.50%, 1/01/36		222	251,602
Freddie Mac Mortgage-Backed Securities:
2.59%, 4/01/32		90	94,999
2.61%, 11/01/27 – 9/01/32		293	304,494
4.50%, 9/01/20 – 12/01/99 (m)		3,907	4,124,597

FDP SERIES, INC.	AUGUST 31, 2011	8

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
5.00%, 7/01/23 – 12/01/99 (m)	USD	3,500	$3,763,064
5.50%, 11/01/37		27	29,433
6.00%, 10/01/21 – 12/01/99 (m)		1,750	1,932,699
6.50%, 9/01/38		97	109,694
Ginnie Mae Mortgage-Backed Securities, 6.50%, 7/15/38		542	613,151
			38,048,596
Total U.S. Government Sponsored Agency Securities – 26.2%			44,612,854

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.38%, 8/15/27		200	287,688
5.00%, 5/15/37		500	631,094
3.50%, 2/15/39		150	148,031
4.63%, 2/15/40		2,400	2,859,749
4.38%, 5/15/40		200	228,876
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/16		1,137	1,278,407
U.S. Treasury Inflation Protected Security, 0.13%, 4/15/16		5,011	5,232,566
U.S. Treasury Notes:
1.75%, 8/15/12		5,000	5,076,955
1.38%, 2/15/13		3,100	3,153,887
2.75%, 10/31/13		2,600	2,741,983
1.75%, 3/31/14		3,300	3,426,070
1.88%, 4/30/14		1,100	1,146,664
2.25%, 1/31/15		3,500	3,713,283
2.13%, 5/31/15		200	211,796
1.75%, 7/31/15		100	104,492
4.50%, 8/15/39		50	58,406
Total U.S. Treasury Obligations – 17.8%			30,299,947

Warrants (n)	Shares
Automobiles — 0.0%
General Motors Co. (Expires 7/10/16) (c)		589	9,006
General Motors Co. (Expires 7/10/19) (c)		589	6,220
Total Warrants – 0.0%			15,226
Total Long-Term Investments (Cost – $171,920,283) – 105.2%			179,055,236

Short-Term Securities	Par (000)		Value
Foreign Agency Obligations
Israel - 0.6%
Israel Treasury Bills - Makam (o):
Series 1011, 2.23%, 10/05/11	ILS	193	$54,053
Series 1111, 2.29%, 11/02/11		90	25,163
Series 1211, 2.28%, 12/07/11		80	22,319
Series 0112, 2.34%, 1/04/12		235	65,437
Series 0212, 2.89%, 2/01/12		900	249,288
Series 0252, 3.00%, 2/29/12		420	114,975
Series 0412, 3.06%, 4/04/12		1,780	490,174
Series 512, 3.23%, 5/02/12		290	79,673
			1,101,082
Malaysia – 0.4%
Bank Negara Malaysia Monetary Notes (o):
Series 7910, 2.75%, 9/15/11	MYR	15	5,023
Series 5510, 2.82%, 9/29/11		60	20,071
Series 1011, 2.75%, 10/04/11		50	16,721
Series 1311, 2.95%, 10/11/11		140	46,759
3.01%, 10/18/11		600	200,421
Series 7810, 2.75%, 10/25/11		40	13,356
2.78%, 11/03/11		30	10,010
Series 0611, 2.75%, 12/01/11		75	24,974
Series 0611, 2.75%, 12/01/11		15	4,995
2.91%, 12/06/11		90	29,960
Series 7410, 2.75%, 12/15/11		35	11,642
2.93%, 12/29/11		70	23,262
2.95%, 1/26/12		90	29,814
2.95%, 1/31/12		25	8,288
Series 0811, 2.74%, 2/09/12		120	39,731
2.99%, 2/16/12		100	33,114
2.69%, 2/21/12		130	43,033
2.75%, 2/21/12		30	9,929
2.89%, 2/21/12		5	1,653
Series 1611, 3.03%, 3/29/12		25	8,241
2.97%, 4/05/12		125	41,243
Malaysia Treasury Bills (o):
2.75%, 9/06/11		10	3,351
2.75%, 9/15/11		10	3,349
2.89%, 9/30/11		10	3,344
2.91%, 1/20/12		10	3,318
2.75%, 2/24/12		10	3,309
2.92%, 3/23/12		10	3,298
2.88%, 7/27/12		20	6,545
			648,754
Norway – 1.7%
Norway Treasury Bill, 1.37%, 6/20/12 (p)	NOK	16,100	2,951,471
Philippines - 0.1%
Philippines Treasury Bills (o):
1.74%, 1/11/12	PHP	210	4,950
1.67%, 1/11/12		920	21,627
2.18%, 7/11/12		210	4,905
2.22%, 3/21/12		2,300	53,736
			85,218
Total Foreign Agency Obligations – 2.8%			4,786,525

FDP SERIES, INC.	AUGUST 31, 2011	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Time Deposits	Par (000)		Value
Australia — 0.0%
Brown Brothers Harriman & Co., 3.75%, 9/01/11	AUD	13	$13,739
Europe— 0.0%
Citibank London, 0.13%, 9/01/11	EUR	55	15,333
Norway — 0.0%
Brown Brothers Harriman & Co., 0.8%, 9/01/11	NOK	6	5,179
Sweden — 0.0%
Brown Brothers Harriman & Co., 0.85%, 9/01/11	SEK	20	33,024
United Kingdom — 0.0%
JPM Chase, London, 0.11%, 9/01/11	GBP	15	2,415
Total Time Deposits – 0.0%			69,690
Total Short-Term Securities (Cost – $4,852,291) – 2.8%			4,856,215
Total Investments (Cost — $176,772,574*) –108.0%			183,911,451
Liabilities in Excess of Other Assets – (8.0)%			(13,689,960)
Net Assets – 100.0%			$170,221,491

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$176,798,487
Gross unrealized appreciation	$10,183,788
Gross unrealized depreciation	(3,070,824)
Net unrealized appreciation	$7,112,964

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Convertible security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(g)	Security trades in units with each unit equal to a par amount of MXN 100.

(h)	Security trades in units with each unit equal to a par amount of PEN 1,000.

(i)	Amount is less than $1,000.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation
JP Morgan Securities	$7,567,242	$125,133
Bank of America	$7,094,555	$165,514
Nomura Securities International, Inc.	$5,360,957	$105,969
Greenwich Capital Markets	$6,183,456	$81,171

(n)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(p)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

FDP SERIES, INC.	AUGUST 31, 2011	10

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Financial futures contracts purchased as of August 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
49	2-Year U.S. Treasury Note	Chicago Board of Trade	December 2011	USD	10,798,498	$6,003
36	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2011	USD	4,398,340	13,347
Total						$19,350

•	Credit default swaps on single-name issues - buy protection outstanding as of August 31, 2011 were as follows:

	Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)[1]		Unrealized Depreciation
	Oshkosh Corp.	2.50%	Credit Suisse International	9/20/11	USD	30	$(327)
	Republic of Indonesia	1.00%	Credit Suisse International	3/20/16	USD	500	(2,477)
	Republic of Indonesia	1.00%	Deutsche Bank AG	3/20/16	USD	500	(2,376)
	Republic of Indonesia	1.00%	Morgan Stanley Capital Services Inc.	3/20/16	USD	700	(3,325)
	Republic of Indonesia	1.00%	UBS AG	3/20/16	USD	500	(2,579)
	Republic of Korea	1.00%	UBS AG	3/20/16	USD	200	(2,215)
	Total						$(13,299)

•	Credit default swaps on traded indexes - buy protection outstanding as of August 31, 2011 were as follows:

	Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)[1]		Unrealized Appreciation (Depreciation)
	CDX North America	5.00%	Barclays Bank, Plc-London	6/20/16	USD	1,200	$959
	High Yield Index
	Series 16
	CDX North America	5.00%	Credit Suisse Securities (USA)	6/20/16	USD	1,000	(66,310)
	High Yield Index		LLC
	Series 16
	CDX North America	5.00%	Credit Suisse Securities (USA)	6/20/16	USD	500	11,785
	High Yield Index		LLC
	Series 16
	Total						$(53,566)

[1]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•	Foreign currency exchange contracts as of August 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	52,545,000	USD	1,130,000	JPMorgan Chase Bank NA.	9/01/11	$112,566
USD	1,240,205	PHP	52,545,000	JPMorgan Securities, Inc.	9/01/11	(2,361)
USD	2,893	MYR	8,593	Brown Brothers Harriman & Co.	9/06/11	13
USD	34,030	GBP	21,500	Deutsche Bank AG	10/03/11	(859)
INR	41,995,750	USD	904,496	Deutsche Bank AG	10/07/11	5,858
USD	1,596,487	EUR	1,141,000	Deutsche Bank AG	11/09/11	(41,226)
USD	133,694	EUR	98,696	UBS AG	11/17/11	(7,955)
CLP	319,129,600	USD	640,000	Morgan Stanley Capital Services Inc.	2/02/12	37,885
IDR	18,600,000,000	USD	1,936,088	JPMorgan Chase Bank NA	2/06/12	212,443

FDP SERIES, INC.	AUGUST 31, 2011	11

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	88,700,000	USD	179,992	Barclays Bank PLC	2/13/12	$8,172
USD	775,028	IDR	6,921,000,000	JPMorgan Chase Bank NA	2/26/12	(22,945)
SGD	152,100	USD	119,231	Deutsche Bank AG	3/19/12	7,502
SGD	174,000	USD	136,368	HSBC Bank USA NA	3/19/12	8,614
SGD	218,000	USD	170,459	JPMorgan Chase Bank NA	3/19/12	11,185
CLP	42,351,250	USD	85,000	JPMorgan Chase Bank NA	3/21/12	4,491
SGD	163,700	USD	127,701	Deutsche Bank AG	3/21/12	8,705
SGD	131,000	USD	102,308	HSBC Bank USA NA	3/21/12	6,850
INR	1,047,000	USD	22,348	Deutsche Bank AG	4/11/12	10
INR	2,246,000	USD	48,115	Deutsche Bank AG	4/13/12	(161)
CLP	34,940,000	USD	70,980	Morgan Stanley Capital Services Inc.	4/16/12	2,675
INR	1,508,000	USD	32,222	JPMorgan Chase Bank NA	4/16/12	(32)
INR	1,481,000	USD	31,457	JPMorgan Chase Bank NA	4/18/12	152
INR	521,000	USD	11,031	Deutsche Bank AG	4/19/12	88
INR	740,000	USD	15,705	JPMorgan Chase Bank NA	4/19/12	88
CLP	31,310,000	USD	63,253	Morgan Stanley Capital Services Inc.	4/20/12	2,726
INR	1,052,000	USD	22,340	Deutsche Bank AG	4/26/12	100
CLP	31,162,000	USD	63,196	JPMorgan Chase Bank NA	4/27/12	2,429
INR	894,000	USD	18,961	JPMorgan Chase Bank NA	4/27/12	107
CLP	50,230,000	USD	103,248	Citibank N.A.	4/30/12	2,504
INR	745,000	USD	15,817	JPMorgan Chase Bank NA	4/30/12	69
INR	13,116,700	USD	279,079	JPMorgan Securities, Inc.	5/04/12	544
USD	395,590	EUR	282,000	Deutsche Bank AG	5/16/12	(8,299)
SGD	823,234	USD	664,000	Morgan Stanley Capital Services Inc.	5/18/12	22,946
INR	1,425,000	USD	29,862	Deutsche Bank Securities Inc.	6/01/12	455
INR	1,646,000	USD	34,865	HSBC Securities	6/04/12	145
USD	297,291	EUR	208,123	Deutsche Bank Securities Inc.	6/06/12	(716)
INR	1,050,000	USD	22,143	Deutsche Bank Securities Inc.	6/07/12	186
INR	280,000	USD	5,946	HSBC Securities	6/08/12	8
INR	284,000	USD	6,028	Morgan Olmstead Kennedy & Gardner Inc.	6/11/12	9
INR	710,000	USD	15,074	HSBC Securities	6/13/12	18
INR	711,000	USD	15,060	Deutsche Bank Securities Inc.	6/18/12	48
USD	198,143	EUR	138,600	Brown Brothers Harriman & Co.	7/05/12	(255)
USD	494,447	EUR	348,890	Brown Brothers Harriman & Co.	8/01/12	(4,824)
USD	51,661	EUR	36,797	Citigroup Global Markets Inc.	8/08/12	(992)
USD	14,631	EUR	10,398	Citibank NA	8/09/12	(248)
USD	43,991	EUR	30,592	Barclays Bank Plc	8/23/12	224
USD	74,278	EUR	51,776	Barclays Bank Plc	8/24/12	203
USD	48,328	EUR	33,526	Barclays Bank Plc	8/27/12	364
USD	43,960	EUR	30,707	Deutsche Bank Securities Inc.	8/29/12	31
USD	6,203,529	EUR	4,317,000	Deutsche Bank Securities Inc.	8/30/12	27,685
USD	1,289	EUR	891	Deutsche Bank Securities Inc.	8/31/12	14
PHP	52,545,000	USD	1,242,845	JPMorgan Securities Inc.	9/04/12	(9,727)
USD	33,884	GBP	21,500	Deutsche Bank AG	10/01/12	(853)
USD	33,691	GBP	21,500	Deutsche Bank AG	10/01/13	(865)
USD	657,119	GBP	421,500	Deutsche Bank AG	10/01/14	(18,436)
Total						$367,358

FDP SERIES, INC.	AUGUST 31, 2011	12

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of August 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,210,556	—	$6,210,556
Common Stocks	$18,627	—	—	18,627
Corporate Bonds	—	40,782,950	—	40,782,950
Floating Rate Loan Interests	—	8,648,970	—	8,648,970
Foreign Agency Obligations	—	26,661,419	$42,896	26,704,315
Non-Agency Mortgage-Backed Securities	—	6,945,705	—	6,945,705

Valuation Inputs	Level 1	Level 2	Level 3	Total
Other Interests	—	$2,665	—	$2,665
Preferred Securities	$77,331	4,225,537	—	4,302,868
Taxable Municipal Bonds	—	10,510,553	—	10,510,553
U.S. Government Sponsored Agency Securities	—	44,612,854	—	44,612,854
U.S. Treasury Obligations	—	30,299,947	—	30,299,947
Warrants	15,226	—	—	15,226
Short-Term Securities:
Foreign Agency Obligations	—	4,786,525	—	4,786,525
Time Deposits	—	69,690	—	69,690
Total	$111,184	$183,757,371	$42,896	$183,911,451

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest Rate Contracts	$19,350	—	—	$19,350
Credit Contracts	—	$12,744	—	12,744
Foreign Currency Exchange Contracts	—	488,112	—	488,112
Liabilities:
Credit contracts	—	(79,609)	—	(79,609)
Foreign Currency Exchange Contracts	—	(120,754)	—	(120,754)
Total	$19,350	$300,493	—	$319,843

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments.

FDP SERIES, INC.	AUGUST 31, 2011	13

Schedule of Investments August 31, 2011 (Unaudited)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
Precision Castparts Corp.	15,841	$2,595,548
Biotechnology — 1.9%
Biogen Idec, Inc. (a)	21,425	2,018,235
Chemicals — 10.2%
The Dow Chemical Co.	71,803	2,042,795
Monsanto Co.	49,159	3,388,530
PPG Industries, Inc.	28,422	2,176,841
Praxair, Inc.	32,231	3,174,431
		10,782,597
Commercial Banks — 1.5%
U.S. Bancorp	69,894	1,622,240
Computers & Peripherals — 4.1%
Apple, Inc. (a)	11,368	4,374,747
Distributors — 0.6%
Li & Fung, Ltd.	360,000	649,395
Diversified Consumer Services — 0.4%
Sotheby’s, Class A	11,675	434,427
Electrical Equipment — 1.5%
Rockwell Automation, Inc.	25,535	1,637,560
Energy Equipment & Services — 4.0%
Halliburton Co.	72,991	3,238,611
National Oilwell Varco, Inc.	15,870	1,049,324
		4,287,935
Food Products — 3.1%
Green Mountain Coffee Roasters, Inc. (a)	16,230	1,699,930
Mead Johnson Nutrition Co.	22,077	1,572,986
		3,272,916
Hotels, Restaurants & Leisure — 10.9%
McDonald’s Corp.	33,814	3,058,814
Starbucks Corp.	75,138	2,901,829
Wynn Resorts Ltd.	18,980	2,936,586
Yum! Brands, Inc.	49,059	2,667,338
		11,564,567
IT Services — 3.0%
Visa, Inc., Class A	36,038	3,167,019
Internet & Catalog Retail — 7.3%
Amazon.com, Inc. (a)	14,807	3,187,799
Priceline.com, Inc. (a)	8,454	4,541,996
		7,729,795
Internet Software & Services — 5.6%
Baidu.com, Inc. - ADR (a)	28,593	4,168,288
Google, Inc., Class A (a)	1,941	1,050,003

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Youku.com, Inc. - ADR (a)	29,284	$734,150
		5,952,441
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. (a)	37,306	1,375,472
Machinery — 4.8%
Cummins, Inc.	15,299	1,421,583
Danaher Corp.	42,118	1,929,426
Eaton Corp.	39,496	1,696,353
		5,047,362
Media — 2.6%
British Sky Broadcasting Group Plc	55,080	590,317
Time Warner, Inc.	70,014	2,216,643
		2,806,960
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	9,581	451,648
Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	10,479	772,827
Continental Resources, Inc. (a)	11,290	630,998
Occidental Petroleum Corp.	27,803	2,411,632
		3,815,457
Personal Products — 1.8%
The Estée Lauder Cos., Inc., Class A	19,561	1,910,327
Pharmaceuticals — 0.8%
Allergan, Inc.	10,867	889,029
Road & Rail — 2.3%
Union Pacific Corp.	26,247	2,419,186
Software — 4.9%
Check Point Software Technologies Ltd. (a)	18,450	1,004,418
Oracle Corp.	78,045	2,190,723
Red Hat, Inc. (a)	22,585	893,011
Salesforce.com, Inc. (a)	8,399	1,081,371
		5,169,523
Specialty Retail — 6.6%
AutoZone, Inc. (a)	1,287	395,109
O’Reilly Automotive, Inc. (a)	17,166	1,113,730
TJX Cos., Inc.	76,371	4,171,384
Tiffany & Co.	19,186	1,380,625
		7,060,848
Textiles, Apparel & Luxury Goods — 7.6%
Cie Financiere Richemont SA - ADR	543,963	3,122,348
Coach, Inc.	28,823	1,620,429

Portfolio Abbreviation

ADR	American Depositary Receipts

FDP SERIES, INC.	AUGUST 31, 2011	1

Schedule of Investments (continued)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Nike, Inc., Class B	37,826	$3,277,623
		8,020,400
Transportation Infrastructure — 1.0%
Hutchison Port Holdings Trust	1,456,000	1,005,846
Total Common Stocks – 94.2%		100,061,480

Preferred Stocks
Commercial Banks — 0.5%
Wells Fargo & Co., Series J, 8.00%	17,400	504,600
Total Preferred Stocks – 0.5%		504,600
Total Long-Term Investments (Cost – $79,861,660) – 94.7%		100,566,080

Short-Term Securities	Par (000)
Time Deposits – 7.7%
Brown Brothers Harriman & Co., 0.01%, 9/01/11	$8,167	8,167,370
Total Short-Term Securities (Cost – $8,167,370) – 7.7%		8,167,370
Total Investments (Cost — $88,029,030*) - 102.4%		108,733,450
Liabilities in Excess of Other Assets– (2.4)%		(2,501,186)
Net Assets – 100.0%		$106,232,264

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$89,424,241
Gross unrealized appreciation	$22,980,341
Gross unrealized depreciation	(3,671,132)
Net unrealized appreciation	$19,309,209

(a)	Non-income producing security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Aerospace & Defense	$2,595,548	—	—	$2,595,548
Biotechnology	2,018,235	—	—	2,018,235
Chemicals	10,782,597	—	—	10,782,597
Commercial Banks	1,622,240	—	—	1,622,240
Computers & Peripherals	4,374,747	—	—	4,374,747
Distributors	—	$649,395	—	649,395
Diversified Consumer Services	434,427	—	—	434,427
Electrical Equipment	1,637,560	—	—	1,637,560
Energy Equipment & Services	4,287,935	—	—	4,287,935
Food Products	3,272,916	—	—	3,272,916
Hotels, Restaurants & Leisure	11,564,567	—	—	11,564,567
IT Services	3,167,019	—	—	3,167,019
Internet & Catalog Retail	7,729,795	—	—	7,729,795
Internet Software & Services	5,952,441	—	—	5,952,441
Life Sciences Tools & Services	1,375,472	—	—	1,375,472
Machinery	5,047,362	—	—	5,047,362

2	FDP SERIES, INC.	AUGUST 31, 2011

Schedule of Investments (concluded)	Marsico Growth FDP Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Media	$2,216,643	$590,317	—	$2,806,960
Metals & Mining	451,648	—	—	451,648
Oil, Gas & Consumable Fuels	3,815,457	—	—	3,815,457
Personal Products	1,910,327	—	—	1,910,327
Pharmaceuticals	889,029	—	—	889,029
Road & Rail	2,419,186	—	—	2,419,186
Software	5,169,523	—	—	5,169,523
Specialty Retail	7,060,848	—	—	7,060,848
Textiles, Apparel & Luxury Goods	8,020,400	—	—	8,020,400
Transportation Infrastructure	—	1,005,846	—	1,005,846
Preferred Stocks:
Commercial Banks	504,600	—	—	504,600
Short-Term Securities:	—	8,167,370	—	8,167,370
Total	$98,320,522	$10,412,928	—	$108,733,450

FDP SERIES, INC.	AUGUST 31, 2011	3

Schedule of Investments August 31, 2011 (Unaudited)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.5%
Iluka Resources Ltd.	64,287	$1,140,714
Newcrest Mining Ltd.	22,786	980,439
Nufarm, Ltd. (a)	132,564	546,426
Westpac Banking Corp.	75,210	1,665,620

		4,333,199
Austria — 0.7%
Erste Bank der Oesterreichischen Sparkassen AG	23,838	865,708
Belgium — 0.5%
KBC Bancassurance Holding	20,317	572,248
Bermuda — 0.4%
Hiscox, Ltd.	81,489	469,731
Brazil — 1.8%
Banco Santander Brasil SA - ADR	76,550	736,411
Diagnosticos da America SA	50,100	516,138
Tim Participacoes SA - ADR	16,361	509,482
Tractebel Energia SA	26,730	425,658
		2,187,689
Canada — 1.3%
Bankers Petroleum Ltd. (a)	58,554	298,958
Teck Resources Ltd., Class B	29,584	1,314,106
		1,613,064
China — 1.9%
China Construction Bank, Class H	1,033,160	768,904
China Unicom Ltd.	732,000	1,534,032
		2,302,936
Czech Republic — 1.4%
CEZ AS	19,849	931,569
Komercni Banka AS	3,547	747,211
		1,678,780
Finland — 1.2%
Fortum Oyj	40,160	1,079,286
Outotec Oyj	9,631	398,079
		1,477,365
France — 9.3%
BNP Paribas SA	38,693	1,990,230
Dassault Systemes SA	12,231	990,229
Groupe Danone	32,066	2,188,641
LVMH Moёt Hennessy Louis Vuitton SA	8,516	1,437,193
Legrand Promesses	10,999	435,629
Publicis Groupe	24,160	1,134,801
Sanofi - Aventis	16,459	1,200,322
Schneider Electric SA	11,372	1,514,508
Technip SA	5,890	574,415
		11,465,968

Common Stocks	Shares	Value
Germany — 8.0%
Bayer AG	20,766	$1,335,435
Bayerische Motoren Werke AG	18,865	1,526,291
Deutsche Boerse AG (a)	15,314	887,753
GSW Immobilien AG (a)	11,317	364,967
Linde AG	13,102	2,004,593
Rhoen-Klinikum AG	48,768	1,189,150
Siemens AG	20,494	2,108,178
Symrise AG	16,078	435,712
		9,852,079
Hong Kong — 3.5%
AIA Group Ltd.	269,800	949,656
Hang Lung Properties, Ltd.	214,000	796,014
Hutchison Whampoa, Ltd.	71,000	682,346
Li & Fung, Ltd.	278,000	501,477
Sands China, Ltd. (a)	375,200	1,169,985
Sinotruk Hong Kong, Ltd.	406,000	278,309
		4,377,787
India — 2.2%
BEML, Ltd.	9,727	98,512
HDFC Bank, Ltd. - ADR	22,560	752,602
ICICI Bank, Ltd.	56,020	1,077,789
Reliance Industries, Ltd.	32,790	560,712
Steel Authority of India	91,916	216,389
		2,706,004
Italy — 0.8%
Telecom Italia SpA	276,993	335,957
Telecom Italia SpA (Non- Convertible Savings Shares)	645,478	707,130
		1,043,087
Japan — 20.8%
Aeon Credit Service Co., Ltd.	59,000	882,604
Canon, Inc.	31,400	1,481,717
Chugoku Marine Paints, Ltd.	48,000	404,567
Denso Corp.	33,600	1,074,178
East Japan Railway Co.	12,100	726,693
GLORY Ltd.	43,500	936,806
Honda Motor Co., Ltd.	36,500	1,189,352
Inpex Corp.	266	1,813,415
JGC Corp.	57,000	1,626,067
Japan Tobacco, Inc.	273	1,179,962
KDDI Corp.	177	1,327,850
Konica Minolta Holdings, Inc.	108,500	745,870
Lawson, Inc.	23,400	1,275,917
Miraca Holdings, Inc	35,400	1,505,501
Mitsubishi Corp.	46,000	1,106,842
Mitsubishi UFJ Financial Group, Inc.	76,100	345,138
Nippon Paint Co., Ltd.	52,000	414,622
Nippon Television Network Corp.	6,050	883,313
Nomura Holdings, Inc.	108,000	454,948

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

FDP SERIES, INC.	AUGUST 31, 2011	1

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Japan (concluded)
Nomura Research Institute Ltd.		28,400	$643,104
Santen Pharmaceutical Co., Ltd.		33,100	1,316,421
Sumitomo Metal Industries Ltd.		154,000	324,575
Sumitomo Mitsui Financial Group, Inc.		43,800	1,296,814
Tokyo Gas Co., Ltd.		239,000	1,099,751
Yamato Holdings Co., Ltd.		95,100	1,660,433
			25,716,460
Mexico — 0.4%
Kimberly-Clark de Mexico, SA de CV		90,050	526,941
Netherlands — 5.7%
ASML Holding NV		11,117	391,671
Akzo Nobel NV		35,089	1,784,616
Heineken NV		36,489	1,826,452
ING Groep NV CVA (a)		170,889	1,482,867
Koninklijke KPN NV		91,193	1,289,666
SNS Reaal (a)		99,280	332,037
			7,107,309
Portugal — 1.1%
Energias de Portugal SA		415,985	1,365,518
Russia — 0.7%
Sberbank of Russia- ADR (a)		74,973	884,681
Singapore — 1.0%
Keppel Corp., Ltd.		89,400	690,472
United Overseas Bank, Ltd.		34,000	523,787
			1,214,259
South Korea — 0.4%
Samsung Electronics Co., Ltd.		785	551,261
Spain — 0.8%
Inditex SA		11,076	941,303
Sweden — 1.9%
Hennes & Mauritz AB, B Shares		31,040	966,993
Telefonaktiebolaget LM Ericsson		124,499	1,397,210
			2,364,203
Switzerland — 10.6%
Credit Suisse Group AG		38,049	1,091,083
Julius Baer Group Ltd.		20,904	857,905
Nestlé SA, Registered Shares		60,166	3,722,746
Roche Holding AG		17,558	3,070,262
Schindler Holding AG		11,697	1,390,788
Sonova Holding AG		6,415	546,842
Swiss Reinsurance Co., Registered Shares		33,498	1,757,102
Synthes, Inc. (b)		3,874	690,806
			13,127,534

Taiwan — 0.9%
Acer, Inc.		2,000	2,417
Taiwan Semiconductor Manufacturing Co., Ltd.		480,439	1,152,177
			1,154,594

Common Stocks	Shares		Value
United Kingdom — 17.3%
Amec Plc		30,910	$457,811
Amlin Plc		35,284	178,262
BG Group Plc		53,133	1,145,848
BP Plc		292,268	1,907,641
Barclays Plc		289,566	800,073
Cairn Energy Plc (a)		59,099	320,819
Compass Group Plc		50,620	451,444
GKN Plc		198,293	649,110
HSBC Holdings Plc		246,059	2,143,178
International Power Plc		96,021	529,115
Reckitt Benckiser Group Plc		25,949	1,376,466
Rio Tinto Plc, Registered Shares		40,700	2,481,008
Rolls-Royce Holdings Plc		85,719	887,612
Royal Dutch Shell Plc		96,396	3,224,577
Standard Chartered Plc		60,112	1,365,601
Tesco Plc		208,924	1,284,170
Vodafone Group Plc		848,420	2,226,470
			21,429,205
United States — 1.4%
Cognizant Technology Solutions Corp. (a)		9,700	615,465
Joy Global, Inc.		12,810	1,068,995
			1,684,460
Total Long-Term Investments (Cost – $111,765,057) – 99.5%			123,013,373

Short-Term Securities	Par (000)
Time Deposits – 0.4%
Europe – 0.0%
Brown Brothers Harriman & Co., 0.13%, 9/01/11	EUR	1	790
Switzerland– 0.0%
Brown Brothers Harriman & Co., 0.01%, 9/01/11	CHF	6	7,526
United Kingdom– 0.0%
Brown Brothers Harriman & Co., 0.11%, 9/01/11	GBP	1	1,066
United States – 0.4%
Brown Brothers Harriman & Co., 0.01%, 9/01/11	USD	516	515,948
Total Short-Term Securities (Cost – $525,330) – 0.4%			525,330
Total Investments (Cost — $112,290,387*) – 99.9%			$123,538,703
Other Assets Less Liabilities – 0.1%			63,836

Net Assets – 100.0%			$123,602,539

FDP SERIES, INC.	AUGUST 31, 2011	2

Schedule of Investments (continued)	MFS Research International FDP Fund

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$115,795,504
Gross unrealized appreciation	$15,809,704
Gross unrealized depreciation	(8,066,505)
Net unrealized appreciation	$7,743,199

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Foreign currency exchange contracts as of August, 31 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	28,320	USD	40,718	Barclays Bank Plc	9/02/11	$(37)
EUR	145,064	USD	208,530	Deutsche Bank Securities, Inc.	9/02/11	(145)
GBP	49,908	USD	81,206	Deutsche Bank Securities, Inc.	9/02/11	(190)
USD	109,460	HKD	852,331	Barclays Bank Plc	9/02/11	(12)
USD	69,311	GBP	42,670	Citibank NA	9/06/11	48
USD	123,982	JPY	9,509,454	Citibank NA	9/06/11	(214)
USD	60,701	SEK	385,085	Bankers Trust Intl (Milan)	9/06/11	(10)
Total						$(560)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

FDP SERIES, INC.	AUGUST 31, 2011	3

Schedule of Investments (concluded)	MFS Research International FDP Fund

The following tables summarize the inputs used as of August 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
Australia	—	$4,333,199	—	$4,333,199
Austria	—	865,708	—	865,708
Belgium	—	572,248	—	572,248
Bermuda	—	469,731	—	469,731
Brazil	$2,187,689	—	—	2,187,689
Canada	1,613,064	—	—	1,613,064
China	—	2,302,936	—	2,302,936
Czech Republic	—	1,678,780	—	1,678,780
Finland	—	1,477,365	—	1,477,365
France	—	11,465,968	—	11,465,968
Germany	1,252,720	8,599,359	—	9,852,079
Hong Kong	—	4,377,787	—	4,377,787
India	752,602	1,953,402	—	2,706,004
Italy	—	1,043,087	—	1,043,087
Japan	—	25,716,460	—	25,716,460
Mexico	526,941	—	—	526,941
Netherlands	1,826,452	5,280,857	—	7,107,309
Portugal	—	1,365,518	—	1,365,518
Russia	884,681	—	—	884,681
Singapore	—	1,214,259	—	1,214,259
South Korea	—	551,261	—	551,261
Spain	—	941,303	—	941,303
Sweden	—	2,364,203	—	2,364,203
Switzerland	1,757,102	11,370,432	—	13,127,534
Taiwan	—	1,154,594	—	1,154,594
United Kingdom	—	21,429,205	—	21,429,205
United States	1,684,460	—	—	1,684,460
Short- Term Securities:
Time Deposits	—	525,330	—	525,330
Total	$12,485,711	$111,052,992	—	$123,538,703

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign
currency
exchange
contracts	—	$48	—	$48
Liabilities:
Foreign
currency
exchange
Contracts	—	(608)	—	(608)
Total	—	$(560)	—	$(560)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

FDP SERIES, INC.	AUGUST 31, 2011	4

Schedule of Investments August 31, 2011 (Unaudited)	Van Kampen Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Honeywell International, Inc.	24,278	$1,160,731
Textron, Inc.	47,796	806,319
		1,967,050
Automobiles — 1.3%
General Motors Co. (a)	54,526	1,310,260
Beverages — 1.4%
The Coca-Cola Co.	12,862	906,128
PepsiCo, Inc.	7,653	493,083
		1,399,211
Capital Markets — 3.9%
The Bank of New York Mellon Corp.	77,501	1,601,946
The Goldman Sachs Group, Inc.	8,597	999,143
Morgan Stanley	54,156	947,730
State Street Corp.	12,006	426,453
		3,975,272
Commercial Banks — 2.8%
Fifth Third Bancorp	49,370	524,309
The PNC Financial Services Group, Inc. (b)	500	25,070
U.S. Bancorp	26,098	605,735
Wells Fargo & Co.	62,807	1,639,263
		2,794,377
Communications Equipment — 0.9%
Cisco Systems, Inc.	57,624	903,544
Computers & Peripherals — 2.8%
Dell, Inc. (a)	68,951	1,024,957
Hewlett-Packard Co.	68,945	1,794,638
		2,819,595
Diversified Financial Services — 6.5%
Bank of America Corp.	149,062	1,217,837
Citigroup, Inc.	75,828	2,354,459
JPMorgan Chase & Co.	78,703	2,956,085
		6,528,381
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	47,527	1,353,569
Verizon Communications, Inc.	43,957	1,589,925
		2,943,494
Electric Utilities — 2.9%
FirstEnergy Corp.	27,538	1,218,556
PPL Corp.	60,236	1,739,616
		2,958,172
Electrical Equipment — 0.7%
Emerson Electric Co.	15,836	737,166

Common Stocks	Shares	Value
Energy Equipment & Services — 4.7%
Halliburton Co.	58,642	$2,601,945
Noble Corp. (a)	15,832	534,488
Weatherford International Ltd. (a)	90,351	1,547,713
		4,684,146
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	50,352	1,808,140
Wal-Mart Stores, Inc.	20,436	1,087,400
		2,895,540
Food Products — 4.4%
Kraft Foods, Inc.	66,966	2,345,149
Unilever NV - ADR	59,883	2,036,022
		4,381,171
Health Care Providers & Services — 3.6%
Cardinal Health, Inc.	23,839	1,013,157
UnitedHealth Group, Inc.	37,842	1,798,252
WellPoint, Inc.	13,580	859,614
		3,671,023
Household Products — 0.4%
The Procter & Gamble Co.	6,116	389,467
IT Services — 0.2%
The Western Union Co.	15,163	250,493
Industrial Conglomerates — 1.4%
General Electric Co.	83,505	1,361,966
Insurance — 4.9%
Aflac, Inc.	8,834	333,218
The Allstate Corp.	71,987	1,888,219
Chubb Corp.	16,175	1,001,071
MetLife, Inc.	35,409	1,189,742
The Travelers Cos., Inc.	10,936	551,831
		4,964,081
Internet Software & Services — 3.9%
eBay, Inc. (a)	67,687	2,089,498
Yahoo! Inc. (a)	132,690	1,805,247
		3,894,745

Machinery — 1.6%
Ingersoll-Rand Plc	47,006	1,575,171
Media — 11.0%
Comcast Corp., Class A	173,081	3,722,972
News Corp., Class B	93,348	1,622,388
Time Warner, Inc.	36,640	1,160,022
Time Warner Cable, Inc.	27,852	1,824,306
Viacom, Inc., Class B	57,390	2,768,494
		11,098,182

Portfolio Abbreviation

ADR	American Depositary Receipts

FDP SERIES, INC.	AUGUST 31, 2011	1

Schedule of Investments (continued)	Van Kampen Value FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining — 1.3%
Alcoa, Inc.	98,399	$1,260,491
Multi-Utilities — 0.2%
Sempra Energy	3,061	160,764
Multiline Retail — 1.0%
Macy’s, Inc.	11,567	300,164
Target Corp.	14,395	743,789
		1,043,953
Oil, Gas & Consumable Fuels — 7.5%
BP Plc - ADR	43,976	1,732,215
Chesapeake Energy Corp.	26,106	845,573
Chevron Corp.	22,463	2,221,815
Royal Dutch Shell Plc - ADR	29,844	2,001,040
Total SA - ADR	14,985	734,865
		7,535,508
Paper & Forest Products — 2.9%
International Paper Co.	109,402	2,970,264
Personal Products — 0.4%
Avon Products, Inc.	18,678	421,376
Pharmaceuticals — 9.0%
Abbott Laboratories	8,963	470,647
Bristol-Myers Squibb Co.	74,949	2,229,733
GlaxoSmithKline Plc - ADR	29,178	1,249,694
Merck & Co., Inc.	49,977	1,655,238
Pfizer, Inc.	132,130	2,507,827
Roche Holding AG - ADR	20,651	903,481
		9,016,620
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	32,014	644,442
KLA-Tencor Corp.	8,060	295,641
		940,083
Software — 2.4%
Microsoft Corp.	90,945	2,419,137
Specialty Retail — 2.3%
Home Depot, Inc.	18,355	612,690
Lowe’s Cos., Inc.	42,392	844,873
Staples, Inc.	57,107	841,757
		2,299,320
Wireless Telecommunication Services — 1.0%
Vodafone Group Plc - ADR	39,146	1,031,106
Total Long-Term Investments (Cost – $90,263,262) – 96.0%		96,601,129

Short-Term Securities	Par (000)	Value
Time Deposits – 3.5%
Brown Brothers Harriman & Co., 0.01%, 9/01/11	$3,497	$3,497,309
Total Short-Term Securities (Cost – $3,497,309) – 3.5%		3,497,309
Total Investments (Cost — $93,760,571*) - 99.5%		$100,098,438
Other Assets Less Liabilities – 0.5%		508,757
Net Assets – 100.0%		$100,607,195

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$95,468,572
Gross unrealized appreciation	$16,979,580
Gross unrealized depreciation	(8,933,712)
Net unrealized appreciation	$8,045,868

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Shares Purchased	Shares Sold	Shares Held at August 31, 2011	Value at August 31, 2011	Realized Gain (Loss)	Income
The PNC Financial Services Group, Inc.	500	—	—	500	$25,070	—	$175

2	FDP SERIES, INC.	AUGUST 31, 2011

Schedule of Investments (concluded)	Van Kampen Value FDP Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$96,601,129	—	—	$96,601,129
Short-Term Securities	—	$3,497,309	—	3,497,309
Total	$96,601,129	$3,497,309	—	$100,098,438

[1]	See above Schedule of Investments for values in each industry.

FDP SERIES, INC.	AUGUST 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: October 25, 2011